Organization and Summary of Significant Accounting Policies (Details 15) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit liabilities, net of tax	$ 16,787	$ 18,944	$ 31,762
Foreign currency translation	3,411	3,268	3,995
Accumulated other comprehensive loss, total	$ 20,198	$ 22,212	$ 35,757